Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Operating activities:
Net loss	$ (511)	$ (842,243)	$ (3,684,478)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Share-based compensation	0	45,708	1,308,008
Equity in loss of affiliated company	0	5,102	0
Fair value of common stock issued under License Option Agreement	0	7	0
Anti-dilution rights derivative liability expense	0	83,500	0
Change in fair value of derivative liability	0	0	20,800
Non-cash interest on convertible notes	(0)	(0)	30,121
Accretion to redemption value on convertible notes	0	0	130,027
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	0	(40,947)	7,997
Refundable income taxes	0	0	26,078
Accounts payable	0	(34,712)	27,499
Accrued payable to founders	1,011	48,986	0
Accrued compensation	0	393,431	997,866
Accrued expenses and other	0	88,128	456,846
Net cash (used in) provided by operating activities	500	(253,040)	(679,236)
Investing activities:
Proceeds from dissolution of affiliate	0	0	27,637
Net cash, cash equivalents and restricted cash acquired in Reverse Merger	0	605,215	0
Net cash provided by investing activities	0	605,215	27,637
Financing activities:
Proceeds from the issuance of convertible notes	0	0	525,003
Proceeds from the issuance of Class A common stock	0	63	0
Net cash provided by financing activities	0	63	525,003
Net (decrease) increase in cash and cash equivalents	500	352,238	(126,596)
Cash and cash equivalents, beginning of period	0	500	352,738
Cash and cash equivalents, end of period	500	352,738	226,142
Supplemental disclosure of non-cash investing and financing activities:
Conversion of Series A Convertible Voting Preferred Stock to common stock	0	0	64
Common stock subscribed and not yet issued	63	0	0
Conversion of accrued payable to founder to convertible note	0	0	49,997
Net liabilities assumed in Reverse Merger, net of cash and restricted cash acquired	0	(230,780)	0
Supplemental disclosure of cash flow information:
Cash paid for income taxes	$ 0	$ 1,600	$ 2,400